Segment Information - Additional Information (Detail) ₽ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Disclosure of operating segments [line items]
Number of business segments	3
Contract liabilities	₽ 5,942	₽ 4,861	₽ 4,306
Bottom of range [member]
Disclosure of operating segments [line items]
Concentration of risk percentage	10.00%